ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS, Summary (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable [Abstract]
Premium and other policies receivable	S/ 913,124	S/ 921,103